Exhibit 99.1

Volkswagen Auto Lease Trust 2006-A MONTHLY SERVICER CERTIFICATE For the collection period ended 5-31-2008	PAGE 1

A.	DATES	Begin	End	# days

1	Determination Date		6/18/2008
2	Payment Date		6/20/2008
3	Collection Period	4/27/2008	5/31/2008	35
4	Monthly Interest Period - Actual	5/20/2008	6/19/2008	31
5	Monthly Interest - Scheduled			30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	266,000,000.00	—	—	—	—	—
7	Class A-2 Notes	483,000,000.00	—	—	—	—	—
8	Class A-3 Notes	544,000,000.00	424,260,055.66	—	70,029,536.38	354,230,519.28	0.6511590
9	Class A-4 Notes	207,000,000.00	207,000,000.00	—	—	207,000,000.00	1.0000000
10	Certificates	148,380,192.94	148,380,192.94	—	—	148,380,192.94	1.0000000

11	Equals: Total Securities	$1,648,380,192.94	$779,640,248.60	$—	$70,029,536.38	$709,610,712.22

12	Total Securitization Value	$1,648,380,192.94	$803,693,066.67			$734,310,439.28

				Per $1000	Principal & Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
13	Class A-1 Notes	5.5235%	—	—	—	—
14	Class A-2 Notes	5.5500%	—	—	—	—
15	Class A-3 Notes	5.5000%	1,944,525.26	4.5833333	71,974,061.64	169.6460948
16	Class A-4 Notes	5.5400%	955,650.00	4.6166667	955,650.00	4.6166667

	Equals: Total Securities		2,900,175.26		72,929,711.64

C.	COLLECTIONS AND AVAILABLE FUNDS

17	Lease Payments Received	18,508,301.67
18	Pull Ahead Waived Payments	—
19	Sales Proceeds - Early Terminations	18,629,496.46
20	Sales Proceeds - Scheduled Terminations	36,909,959.75
21	Security Deposits for Terminated Accounts	193,243.00
22	Excess Wear and Tear Received	352,087.68
23	Excess Mileage Charges Received	425,316.75
24	Other Recoveries Received	698,825.20

25	Subtotal: Total Collections	75,717,230.51

26	Repurchase Payments	—
27	Postmaturity Term Extension	—
28	Investment Earnings on Collection Account	225,614.93

29	Total Available Funds, prior to Servicer Advances	75,942,845.44

30	Servicer Advance	—

31	Total Available Funds	75,942,845.44

32	Reserve Account Draw	—

33	Available for Distribution	75,942,845.44

D.	DISTRIBUTIONS

34	Payment Date Advance Reimbursement (Item 78)		—
35	Servicing Fee (Servicing and Administrative Fees paid pro rata):
36	Servicing Fee Shortfall from Prior Periods		—
37	Servicing Fee Due in Current Period		669,744.22
38	Servicing Fee Shortfall		—
39	Administration Fee (Servicing and Administrative Fees paid pro rata):
40	Administration Fee Shortfall from Prior Periods		—
41	Administration Fee Due in Current Period		5,000.00
42	Administration Fee Shortfall		—
43	Interest Paid to Noteholders		2,900,175.26
44	First Priority Principal Distribution Amount		—
45	Amount Paid to Reserve Account to Reach Specified Balance		—
46	Subtotal: Remaining Available Funds	72,367,925.96
47	Regular Principal Distribution Amount	70,029,536.38
48	Regular Principal Paid to Noteholders (lesser of Item 46 and Item 47)		70,029,536.38
49	Other Amounts paid to Trustees		—

50	Remaining Available Funds		2,338,389.58

Volkswagen Auto Lease Trust 2006-A MONTHLY SERVICER CERTIFICATE For the collection period ended 5-31-2008	PAGE 2

E.	CALCULATIONS

51	Calculation of First Priority Principal Distribution Amount:
52	Outstanding Principal Amount of the Notes (Beg. of Collection Period)	631,260,055.66
53	Less: Aggregate Securitization Value (End of Collection Period)	(734,310,439.28)

54	First Priority Principal Distribution Amount (not less than zero)	—

55	Calculation of Regular Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. of Collection Period)	631,260,055.66
57	Less: First Priority Principal Distribution Amount	—
58	Less: Targeted Note Balance	(561,230,519.28)

59	Regular Principal Distribution Amount	70,029,536.38

60	Calculation of Targeted Note Balance:
61	Aggregate Securitization Value (End of Collection Period)	734,310,439.28
62	Less: Targeted Overcollateralization Amount (10.5% of Initial Securitization Value)	(173,079,920.00)

63	Targeted Note Balance	561,230,519.28

64	Calculation of Servicer Advance:
65	Available Funds, prior to Servicer Advances (Item 29)	75,942,845.44
66	Less: Payment Date Advance Reimbursement (Item 78)	—
67	Less: Servicing Fees Paid (Items 36, 37 and 38)	669,744.22
68	Less: Administration Fees Paid (Items 40, 41 and 42)	5,000.00
69	Less: Interest Paid to Noteholders (Item 43)	2,900,175.26
70	Less: 1st Priority Principal Distribution (Item 54)	—

71	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)	72,367,925.96
72	Monthly Lease Payments Due on Included Units but not received (N/A if Item 71 > 0)	N/A

73	Servicer Advance (If Item 71 < 0, lesser of Item 72 and absolute value of Item 71, else 0)	—

74	Total Available Funds after Servicer Advance (Item 71 plus Item 72)	72,367,925.96
75	Reserve Account Draw Amount (If Item 74 is < 0, Lesser of the Reserve Account Balance and Item 74)	—

76	Reconciliation of Servicer Advance:
77	Beginning Balance of Servicer Advance	—
78	Payment Date Advance Reimbursement	—
79	Additional Payment Advances for current period	—

80	Ending Balance of Payment Advance	—

F.	RESERVE ACCOUNT

81	Reserve Account Balances:
82	Targeted Reserve Account Balance (0.75% of Initial Securitized Value)		12,362,851.45
83	Initial Reserve Account Balance		12,362,851.45
84	Beginning Reserve Account Balance		12,362,851.45
85	Plus: Net Investment Income for the Collection Period		27,597.88

86	Subtotal: Reserve Fund Available for Distribution		12,390,449.33
87	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 45)		—
88	Less: Reserve Account Draw Amount (Item 75)		—

89	Subtotal Reserve Account Balance		12,390,449.33
90	Less: Excess Reserve Account Funds to Transferor (If Item 89 > Item 82)		27,597.88

91	Equals: Ending Reserve Account Balance		12,362,851.45

92	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

93	Current Period Net Residual Losses:	Units	Amounts
94	Aggregate Securitization Value for Scheduled Terminated Units	2,102	39,304,679.94
95	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(37,063,678.75)
96	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(533,645.51)
97	Less: Excess Wear and Tear Received		(352,087.68)
98	Less: Excess Mileage Received		(425,316.75)

99	Current Period Net Residual Losses/(Gains)	2,102	929,951.25

100	Cumulative Net Residual Losses:
101	Beginning Cumulative Net Residual Losses	12,785	25,565,626.75
102	Current Period Net Residual Losses (Item 99)	2,102	929,951.25

103	Ending Cumulative Net Residual Losses	14,887	26,495,578.00

104	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		1.61%

Volkswagen Auto Lease Trust 2006-A MONTHLY SERVICER CERTIFICATE For the collection period ended 5-31-2008	PAGE 3

G.	POOL STATISTICS

105	Collateral Pool Balance Data		Initial	Current

106	Aggregate Securitization Value		1,648,380,193	734,310,439
107	Aggregate Base Residual Value		1,156,023,383	642,595,608
108	Number of Current Contracts		72,016	44,511
109	Weighted Average Lease Rate		3.46%	3.66%
110	Average Remaining Term		27.9	7.4
111	Average Original Term		37.0	39.9
112	Proportion of Base Prepayment Assumption Realized			89.75%
113	Actual Monthly Prepayment Speed			1.35%
114	Turn-in Ratio on Scheduled Terminations			83.59%
		Units	Book Amount	Securitization Value

115	Pool Balance - Beginning of Period	47,748	907,548,089	803,693,067
116	Depreciation/Payments		(13,481,010)	(12,269,271)
117	Gross Credit Losses	(44)	(824,202)	(803,430)
118	Early Terminations - Regular	(1,090)	(19,164,600)	(16,983,336)
119	Early Terminations - Lease Pull Aheads	(1)	(21,494)	(21,911)
120	Scheduled Terminations - Returned to VCI	(1,757)	(36,357,468)	(33,479,437)
121	Scheduled Terminations - Purchased	(345)	(6,312,059)	(5,825,243)

122	Pool Balance - End of Period	44,511	831,387,255	734,310,439

123	Delinquencies Aging Profile - End of Period	Units	Securitization Value	Percentage

124	Current	43,818	722,649,366	98.41%
125	31 - 90 Days Delinquent	600	10,047,081	1.37%
126	91+ Days Delinquent	93	1,613,992	0.22%

127	Total	44,511	734,310,439	100.00%

128	Credit Losses:		Units	Amounts

129	Aggregate Securitization Value on charged-off units		44	803,430
130	Aggregate Liquidation Proceeds on charged-off units			(475,357)
131	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations		2	28,591
132	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations			—
133	Recoveries on charged-off units			(88,687)

134	Current Period Aggregate Net Credit Losses/(Gains)		46	267,978

135	Cumulative Net Credit Losses:
136	Beginning Cumulative Net Credit Losses		663	4,208,419
137	Current Period Net Credit Losses (Item 134)		46	267,978

138	Ending Cumulative Net Credit Losses		709	4,476,397

139	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value			0.27%

Volkswagen Auto Lease Trust 2006-A MONTHLY SERVICER CERTIFICATE For the collection period ended 5-31-2008	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Scheduled
Payment Date	Reduction (1)
7/20/2008	50,416,151
8/20/2008	64,694,447
9/20/2008	62,936,052
10/20/2008	48,291,144
11/20/2008	38,811,748
12/20/2008	19,234,445
1/20/2009	28,110,762
2/20/2009	37,156,878
3/20/2009	47,038,585
4/20/2009	63,047,263
5/20/2009	62,264,280
6/20/2009	60,955,352
7/20/2009	23,891,580
8/20/2009	16,469,141
9/20/2009	15,051,953
10/20/2009	10,705,835
11/20/2009	9,796,243
12/20/2009	5,437,319
1/20/2010	7,918,337
2/20/2010	7,252,893
3/20/2010	10,337,216
4/20/2010	13,255,614
5/20/2010	17,504,936
6/20/2010	12,738,706
7/20/2010	806,458
8/20/2010	58,727
9/20/2010	62,699
10/20/2010	32,680
11/20/2010	26,952
12/20/2010	6,043
1/20/2011	—
2/20/2011	—
3/20/2011	—
4/20/2011	—
5/20/2011	—
6/20/2011	—
7/20/2011	—
8/20/2011	—
9/20/2011	—
10/20/2011	—
11/20/2011	—
12/20/2011	—
1/20/2012	—
2/20/2012	—
3/20/2012	—
4/20/2012	—
5/20/2012	—
6/20/2012	—
7/20/2012	—
8/20/2012	—
9/20/2012	—
10/20/2012	—
11/20/2012	—
12/20/2012	—
1/20/2013	—
2/20/2013	—
3/20/2013	—
4/20/2013	—
5/20/2013	—
6/20/2013	—
Total:	734,310,439

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming
(a) each collection period is a calendar month rather than a fiscal month,
(b) timely receipt of all monthly rental payments and sales proceeds,
(c) no credit or residual losses and
(d) no prepayments (including defaults, purchase option exercises or other early lease terminations).
Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month